[Image]    Scudder Managed Municipal Bonds Profile              [Image]
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     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
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     Fund Profile
     November 25, 1996

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     1. What Is The Fund's Objective?
     --------------------------------

     Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investment in high-grade, long-term municipal securities.

     2. What Does The Fund Invest In?
     --------------------------------

     The Fund attempts to take advantage of opportunities in the market caused by such factors as temporary yield disparities among individual issues or classes of securities in an effort to achieve better capital performance than that of an unmanaged portfolio of municipal bonds. At least 80% of the Fund's net assets will normally be invested in municipal bonds. Under normal market conditions, the Fund expects to invest 100% of its portfolio in municipal securities rated at the time of purchase within the four highest quality rating categories of Moody's Investors Service, Inc. (Aaa, Aa, A and Baa), Standard & Poor's or Fitch Investors Service, Inc. (AAA, AA, A and BBB) or equivalent ratings by another nationally recognized statistical rating organization, or if unrated, their equivalents as determined by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. Additionally, at least 75% of the Fund's total assets will be invested in municipal securities rated at the time of purchase by any of these rating services within the three highest quality rating categories or their equivalent.

     Effective December 16, 1996, the Fund will normally invest at least 65% of its net assets in securities rated, or issued by an issuer rated, by any of these rating services, within the three highest quality rating categories, or equivalent ratings by another nationally recognized statistical rating organization, or if unrated, judged by the adviser to be of comparable quality at the time of purchase. The Fund may invest up to 10% of its assets in debt securities rated as low as B by Moody's, S&P or Fitch or their equivalent (i.e., "junk bonds").

     The Fund has the flexibility to invest in municipal securities with short-, medium- and long-term maturities. During recent years, it has been invested primarily in long-term (i.e., more than 10 years) municipal securities. The Fund may invest more than 25% of its assets in industrial development or other private activity bonds. The Fund may invest more than 20% of its assets in taxable securities to meet temporary liquidity requirements. The Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax.

     3. What Are The Risks Of Investing In The Fund?
     -----------------------------------------------

     The Fund's share price and yield may fluctuate daily in response to changing bond market conditions. In addition, changes in fiscal and monetary policies, interest rate levels, the perceived creditworthiness of issuers, and general economic conditions may affect the value of the Fund's holdings, which determine the Fund's share price. The Fund's share price will fall as interest rates rise. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.

     During recent years, the Fund's portfolio has been invested primarily in long-term municipal bonds. The yield and the potential for price fluctuation are generally greater, the longer the maturity of the municipal security.

     4. For Whom Is This Fund Appropriate?
     -------------------------------------

     You may wish to consider this Fund if you are seeking potentially higher after-tax income than offered by comparable taxable investments and:

        o plan to hold your investment for several years, o can tolerate fluctuations in share price and yield, o have or plan to have other investments for the benefit of diversification.

     5. What Are The Fund's Expenses And Fees?
     -----------------------------------------

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Managed Municipal Bonds are:

       Shareholder transaction expenses --
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses --
       Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended December 31, 1995.

       Investment management fee                          0.51%

       12b-1 fees                                         None

       Other expenses                                     0.12%
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       Total Fund operating expenses                      0.63%
                                                          ====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $6             $ 20              $35               $79

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?
     -------------------------------------------

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate. The Fund's 30-day net annualized SEC yield on September 30, 1996 was 4.97%.

A BAR CHART WAS INSERTED HERE. THE CAPTION AND DATA FROM THIS CHART ARE LISTED
BELOW:

   Total returns for years ended December 31:

                   1986       16.84%
                   1987        0.34
                   1988       12.27
                   1989       11.19
                   1990        6.77
                   1991       12.23
                   1992        8.98
                   1993       13.32
                   1994       -6.04
                   1995       17.12

BAR CHART ENDS HERE

The Fund's Average Annual Total Return
for the period ended September 30, 1996

    One Year           6.17%
    Five Years         7.35%
    Ten Years          7.97%

     7. Who Manages The Fund?
     ------------------------

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Donald C. Carleton, Lead Portfolio Manager, has been a portfolio manager at Scudder since he joined the firm in 1983. Philip Condon, Portfolio Manager, has worked at Scudder since 1983.

     8. How Can I Invest?
     --------------------

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The current minimum initial investment is $1,000 ($500 for IRAs). Effective January 1, 1997, the minimum initial investment will be $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. After January 1, 1997, a shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?
     ---------------------------

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?
     --------------------------------

     Dividends are declared daily and distributed monthly. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of the Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

     11. What Services Does Scudder Provide?
     ---------------------------------------

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund

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     [Image]Scudder wants you to make informed investment  decisions.  This Fund
     Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

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     Contact Scudder